Business Combination - Schedule of Business Combination Assets Acquired and Liability Assumed (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Nov. 23, 2017
Goodwill		$ 752,345
Anytrust [Member]
Total cash consideration			$ 1,836,491	$ 1,836,491
Cash and cash equivalents			314,060
Other current assets			83,777
Property and equipment			24,400
Other non-current assets			95,339
Identifiable intangible assets acquired			1,435,371	$ 1,435,371
Goodwill			752,345
Liabilities assumed			(868,801)
Total			$ 1,836,491